Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0000353905_SupplementTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund

Supplement dated February 29, 2012
to the Prospectus dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.           At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust") held on January 12, 2012, the Board approved amendments to the investment advisory agreement between the Trust, on behalf of each of the NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund and NVIT Small Cap Index Fund (collectively, the "Index Funds"), and Nationwide Fund Advisors ("NFA"), the investment adviser to the Trust, pursuant to which the fees payable by each of the Index Funds to NFA have been reduced, effective February 1, 2012.

3.           Effective February  1, 2012, the Fees and Expenses Table for the NVIT Bond Index Fund, found on page 2 of the Prospectus, is deleted and restated as follows:

	Class Y Shares	Class II Shares
Shareholder Fees (paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses2	0.06%	0.21%
Total Annual Fund Operating Expenses	0.25%	0.65%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective February 1, 2012.
2 "Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

4.           Effective February 1, 2012, the Example Table for the NVIT Bond Index Fund, found on page 3 of the Prospectus, is deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class Y shares	$26	$82	$144	$324
Class II shares	67	210	365	816

5.           Effective February 1, 2012, the Fees and Expenses Table for the NVIT International Index Fund, found on page 5 of the Prospectus, is deleted and restated as follows:

	Class Y Shares	Class II Shares	Class VI Shares	Class VIII Shares
Shareholder Fees (paid directly from your investment)	None	None	None	None
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	N/A	N/A	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	0.25%	0.40%
Other Expenses2	0.07%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.32%	0.72%	0.72%	0.87%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective February 1, 2012.
2 "Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

6.           Effective February 1, 2012, the Example Table for the NVIT International Index Fund, found on page 6 of the Prospectus, is deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class Y shares	$32	$101	$177	$400
Class II shares	73	229	398	889
Class VI shares	73	229	398	889
Class VIII shares	88	276	479	1,067

7.           Effective February 1, 2012, the Fees and Expenses Table for the NVIT Mid Cap Index Fund, found on page 8 of the Prospectus, is deleted and restated as follows:

	Class Y Shares	Class I Shares	Class II Shares	Class III Shares
Shareholder Fees (paid directly from your investment)	None	None	None	None
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	N/A	N/A	N/A	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.21%	0.21%	0.21%	0.21%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	N/A
Other Expenses2	0.06%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.27%	0.42%	0.67%	0.42%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective February 1, 2012.
2 "Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

8.           Effective February 1, 2012, the Example Table for the NVIT Mid Cap Index Fund, found on page 9 of the Prospectus, is deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class Y shares	$27	$85	$149	$337
Class I shares	42	133	233	524
Class II shares	68	213	370	828
Class III shares	42	133	233	524

9.           Effective February 1, 2012, the Fees and Expenses Table for the NVIT S&P 500 Index Fund, found on page 11 of the Prospectus, is deleted and restated as follows:

	Class Y Shares	Class I Shares	Class II Shares	Class IV Shares
Shareholder Fees (paid directly from your investment)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.12%	0.12%	0.12%	0.12%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	N/A
Other Expenses2	0.07%	0.22%	0.22%	0.17%
Total Annual Fund Operating Expenses	0.19%	0.34%	0.59%	0.29%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective February 1, 2012.
2 "Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

10.           Effective February 1, 2012, the Example Table for the NVIT S&P 500 Index Fund, found on page 12 of the Prospectus, is deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class Y shares	$20	$62	$108	$245
Class I shares	35	110	192	433
Class II shares	61	190	330	740
Class IV shares	30	94	164	371

11.           Effective February 1, 2012, the Fees and Expenses Table for the NVIT Small Cap Index Fund, found on page 14 of the Prospectus, is deleted and restated as follows:

	Class Y Shares	Class II Shares
Shareholder Fees (paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses2	0.09%	0.24%
Total Annual Fund Operating Expenses	0.28%	0.68%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective February 1, 2012.
2 "Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

12.           Effective February 1, 2012, the Example Table for the NVIT Small Cap Index Fund, found on page 15 of the Prospectus, is deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class Y shares	$29	$90	$157	$356
Class II shares	69	218	379	847

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NVIT Mid Cap Index Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
1 Year	rr_ExpenseExampleYear01	27
3 Years	rr_ExpenseExampleYear03	85
5 Years	rr_ExpenseExampleYear05	149
10 Years	rr_ExpenseExampleYear10	337
NVIT Mid Cap Index Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
1 Year	rr_ExpenseExampleYear01	42
3 Years	rr_ExpenseExampleYear03	133
5 Years	rr_ExpenseExampleYear05	233
10 Years	rr_ExpenseExampleYear10	524
NVIT Mid Cap Index Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	213
5 Years	rr_ExpenseExampleYear05	370
10 Years	rr_ExpenseExampleYear10	828
NVIT Mid Cap Index Fund | Class III Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
1 Year	rr_ExpenseExampleYear01	42
3 Years	rr_ExpenseExampleYear03	133
5 Years	rr_ExpenseExampleYear05	233
10 Years	rr_ExpenseExampleYear10	524
NVIT Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000353905_SupplementTextBlock

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Mid Cap Index Fund

Supplement dated February 29, 2012
to the Prospectus dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

7.           Effective February 1, 2012, the Fees and Expenses Table for the NVIT Mid Cap Index Fund, found on page 8 of the Prospectus, is deleted and restated as follows:

	Class Y Shares	Class I Shares	Class II Shares	Class III Shares
Shareholder Fees (paid directly from your investment)	None	None	None	None
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)	N/A	N/A	N/A	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.21%	0.21%	0.21%	0.21%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	N/A
Other Expenses2	0.06%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.27%	0.42%	0.67%	0.42%
1 "Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective February 1, 2012.
2 "Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

8.           Effective February 1, 2012, the Example Table for the NVIT Mid Cap Index Fund, found on page 9 of the Prospectus, is deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class Y shares	$27	$85	$149	$337
Class I shares	42	133	233	524
Class II shares	68	213	370	828
Class III shares	42	133	233	524

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

[1]	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective February 1, 2012.
[2]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").